Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2050 Portfolio℠
September 30, 2023
VIPIFF2050-NPRT3-1123
1.9909108.100
Domestic Equity Funds - 48.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,978	132,713
VIP Equity-Income Portfolio Investor Class (a)	4,573	108,662
VIP Growth & Income Portfolio Investor Class (a)	5,766	148,586
VIP Growth Portfolio Investor Class (a)	2,588	218,562
VIP Mid Cap Portfolio Investor Class (a)	1,029	34,420
VIP Value Portfolio Investor Class (a)	4,262	76,979
VIP Value Strategies Portfolio Investor Class (a)	2,504	38,363
TOTAL DOMESTIC EQUITY FUNDS (Cost $733,263)		758,285

International Equity Funds - 40.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	21,604	213,020
VIP Overseas Portfolio Investor Class (a)	18,466	425,095
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $670,222)		638,115

Bond Funds - 10.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,746	33,527
Fidelity International Bond Index Fund (a)	977	8,675
Fidelity Long-Term Treasury Bond Index Fund (a)	10,074	91,778
VIP High Income Portfolio Investor Class (a)	936	4,249
VIP Investment Grade Bond II Portfolio Investor Class (a)	3,341	30,772
TOTAL BOND FUNDS (Cost $184,304)		169,001

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $3,173)	3,173	3,173

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,590,962)	1,568,574
NET OTHER ASSETS (LIABILITIES) - 0.0%	70
NET ASSETS - 100.0%	1,568,644

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	550,000	550,000	73	-	-	-	0.0%
Total	-	550,000	550,000	73	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	-	36,304	1,490	22	(47)	(1,240)	33,527
Fidelity International Bond Index Fund	-	9,274	508	25	(4)	(87)	8,675
Fidelity Long-Term Treasury Bond Index Fund	-	105,522	892	1,080	(27)	(12,825)	91,778
VIP Contrafund Portfolio Investor Class	-	131,803	6,204	-	46	7,068	132,713
VIP Emerging Markets Portfolio Investor Class	-	227,849	6,018	-	230	(9,041)	213,020
VIP Equity-Income Portfolio Investor Class	-	113,026	3,730	-	(20)	(614)	108,662
VIP Government Money Market Portfolio Investor Class 5.06%	-	16,548	13,375	271	-	-	3,173
VIP Growth & Income Portfolio Investor Class	-	151,465	4,448	-	22	1,547	148,586
VIP Growth Portfolio Investor Class	-	217,992	11,189	-	175	11,584	218,562
VIP High Income Portfolio Investor Class	-	4,464	223	-	(2)	10	4,249
VIP Investment Grade Bond II Portfolio - Investor Class	-	34,424	2,441	-	(48)	(1,163)	30,772
VIP Mid Cap Portfolio Investor Class	-	35,531	1,084	-	30	(57)	34,420
VIP Overseas Portfolio Investor Class	-	457,234	8,982	-	(89)	(23,068)	425,095
VIP Value Portfolio Investor Class	-	79,131	5,947	-	115	3,680	76,979
VIP Value Strategies Portfolio Investor Class	-	39,489	3,056	-	114	1,816	38,363
	-	1,660,056	69,587	1,398	495	(22,390)	1,568,574

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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